Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through other comprehensive income [abstract]
Summary of financial assets at fair value through other comprehensive income

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
Certificate of deposits	—	—	669,670
Exchange fund bills	—	—	486,425

	—	—	1,156,095

(a)	As of December 31, 2024, the past due principal amount of financial assets at fair value through other comprehensive income was nil.